Derivatives Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivatives Financial Instruments [Abstract]
Derivatives Financial Instruments
16.	Derivatives financial instruments

As of December 31, 2011 and December 31, 2010, $19.9 million and $(5.7) million, respectively of deferred losses (gains) (net of taxes) on derivative instruments accumulated in other comprehensive income are expected to be reclassified to earnings during the next 12 months. There were no cash flow hedges which were discontinued during the period because of non-occurrence of forecasted transaction.

The following table presents the aggregate contracted principal amounts of the Company's derivative contracts outstanding (dollars in thousands):

	Currency	As of December 31,
		2011	2010
		(Successor)	(Predecessor)
Forward contracts, sell	USD	346,350	314,325
Forward contracts, sell	JPY	75,000	500,000
Forward contracts, sell	GBP	13,390	8,730
Forward contracts, sell	EUR	1,650	—

The following table summarizes the location and fair value of outstanding derivative instruments in the consolidated balance sheets segregated by type of contract, by assets and liabilities and by designation:

Derivatives designated as hedging instruments (dollars in thousands):

	Balance sheet location	As of December 31,
		2011	2010
		(Successor)	(Predecessor)
Foreign currency exchange contracts	Other current assets	$98	$4,224
Foreign currency exchange contracts	Other current liabilities	9,785	—
Foreign currency exchange contracts	Other liabilities	6,739	6,539

Derivatives not designated as hedging instruments (dollars in thousands):

	Balance Sheet location	As of December 31,
		2011	2010
		(Successor)	(Predecessor)
Foreign currency exchange contracts	Other current assets	$179	$953
Foreign currency exchange contracts	Other current liabilities	740	—

Derivatives not designated as hedging instruments (dollars in thousands):

	May 16, 2011 through December 31, 2011	January 1, 2011 through May 15, 2011	For the year ended
			2010	2009
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Statement of Income
Foreign exchange loss (gain), net:
Foreign currency exchange contracts	$17,289	$(1,468)	$(8,778)	$(1,446)

These foreign currency exchange contracts were entered into to hedge the fluctuations in foreign exchange rates for recognized balance sheet items such as inter-company and end customer receivables, and were not originally designated as hedges. Realized (gains) losses and changes in the fair value of these derivatives are recorded in foreign exchange (gains) losses, net in the consolidated statements of income.

The following table summarizes the location and amount of gains and losses on derivative contracts designated as hedging instruments in the consolidated statements of income for the period from May 16, 2011 to December 31, 2011 (Successor period), from January 1, 2011 to May 15, 2011 (Predecessor period) and for the years ended December 31, 2010 and 2009 (dollars in thousands):

Derivatives in Cash Flow Hedging Relationships	Amount of (gain) loss recognized in OCI on Derivatives		Location of (gain) loss reclassified from Accumulated OCI into Income	Amount of (gain) loss reclassified from Accumulated OCI into Income	Location of (gain) loss recognized in Income on Derivatives	Amount of (gain) loss recognized in Income on Derivatives
	(Effective Portion)		(Effective Portion)		(Ineffective Portion and amount excluded from effectiveness testing)
Successor
For the period May 16, 2011 through December 31, 2011	$28,211	*	Foreign exchange (gain) loss	$359	Foreign exchange (gain) loss	$(2,366)
Predecessor
For the period from January 1, 2011 through May 15, 2011	1,112	*	Foreign exchange (gain) loss	(3,356)	Foreign exchange (gain) loss	(2,015)
For the year ended December 31, 2010	(11,440)		Foreign exchange (gain) loss	(10,979)	Foreign exchange (gain) loss	(900)
For the year ended December 31, 2009	(12,330)		Foreign exchange (gain) loss	18,200	Foreign exchange (gain) loss	1,007

*	Includes deferred loss on settled rollover derivatives amounting to $17.4 million and deferred gain $0.7 million for the period May 16, 2011 through December 31, 2011 and January 1, 2011 through May 15, 2011, respectively.

The Company mitigates the credit risk of these derivatives by transacting with highly rated counterparties in India which are major banks. As of December 31, 2011, the Company has evaluated the credit and non-performance risks associated with the counterparties and believes that the impact of the credit risk associated with the outstanding derivatives was insignificant.